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[Sutherland Asbill & Brennan LLP Letterhead]



                         May 3, 2000

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE:  Canada Life Insurance Company of America
               Canada Life of America Variable Annuity Account 1
               (File No. 33-28889)

Commissioners:

     On behalf of Canada Life Insurance Company of America (the "Company"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information ("SAI") for certain flexible premium variable deferred annuity contracts offered by the Company through Canada Life of America Variable Annuity Account 1, ("the Account") and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 16 to the Form N-4 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2000 via EDGARLINK.

     If you have any questions or comments, please call the undersigned at (202) 383-0158 or Mary Jane Wilson-Bilik at (202) 383-0660.

                              Sincerely,

                              /s/ Stephen E. Roth
                              -------------------
                              Stephen E. Roth


Attachments

cc:  Craig Edwards, Esq.
     Mary Jane Wilson-Bilik, Esq.